SUMMARY PROSPECTUS	Calvert Signature StrategiesTM	Calvert Investments
January 31, 2010, as revised November 30, 2010	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
Class (Ticker):	A (CSIFX)	B (CSLBX)	C (CSGCX)

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. The Fund's Prospectus and Statement of Additional Information (the "SAI"), both dated January 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Fund's Prospectus, the SAI, and other information about the Fund online at www.calvert.com/prospectus. You can also get this information at no cost by calling 1-800-368-2745 or by sending an e-mail request to Prospectusrequest@calvert.com, or by asking a financial professional who offers shares of the Fund.

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of the Fund's Prospectus, and under "Method of Distribution" on page 48 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.35%	0.66%	0.51%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.31%	2.39%	2.24%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$602	$742	$242	$327	$227
3	$870	$1,145	$745	$700	$700
5	$1,159	$1,475	$1,275	$1,200	$1,200
10	$1,979	$2,457	$2,457	$2,575	$2,575

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can by highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '09	11.47%
Worst Quarter (of periods shown)	Q4 '08	-18.24%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	18.07%	-0.26%	0.11%
Return after taxes on distributions	17.69%	-0.81%	-0.74%
Return after taxes on distributions and sale of Fund shares	11.97%	-0.33%	-0.28%
Class B	17.64%	-0.48%	-0.41%
Class C	21.78%	-0.22%	-0.38%
Russell 1000 Index*	28.43%	0.79%	-0.49%
Balanced Composite Benchmark*	23.48%	2.34%	2.36%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	25.28%	1.93%	1.91%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In December 2009 the Fund changed its broad-based benchmark to the Russell 1000 Index from the Calvert Balanced Composite Benchmark Blend (the "Balanced Composite Benchmark"), 60% of which is comprised of the Russell 1000 Index and 40% of which is comprised of the Barclays Capital U.S. Credit Index, in order to adopt an index that is not blended. The Fund also continues to show the Balanced Composite Benchmark because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Allocation of Assets and Portfolio Managers:

Portfolio Manager Name	Title	Length of Time Managing Fund

Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since September 2008

Fixed-Income Investments:

Portfolio Manager Name	Title	Length of Time Managing Fund

Gregory Habeeb	Senior Vice President, Portfolio Manager, Calvert	Since January 1997

Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC ("New Amsterdam") and Profit Investment Management ("Profit")

Portfolio Manager Name	Title	Length of Time Managing Fund

Michelle Clayman, CFA	Managing Partner, Chief Investment Officer, New Amsterdam	Since June 2004

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since June 2004

Eugene A. Profit	President, Profit	Since October 2002

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of the Fund's Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Investment Company Act file: No. 811-3334 Calvert Social Investment Fund